Retirement benefit schemes - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of Post Employment Benefit Expenses Related to Defined Contribution Plans

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Total charge to income statement in respect of defined contribution schemes	7.2	6.5	2.8	4.5